Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 30, 2021
Registrant Name	dei_EntityRegistrantName	American Century Growth Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001353176
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2020
Prospectus Date	rr_ProspectusDate	Dec. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A